Subsequent Events (Details) - USD ($)						2 Months Ended
	Nov. 09, 2023	Oct. 20, 2023	Sep. 20, 2023	Aug. 20, 2023	Jul. 14, 2023	May 31, 2023
Sponsor
Subsequent Event
Working capital						$ 1,000,000
Subsequent event
Subsequent Event
Cash deposited into trust account		$ 81,747	$ 81,747	$ 81,747	$ 81,747
Subsequent event | Sponsor | November Notes
Subsequent Event
Working capital	$ 600,000
Founder shares granted	60,000